Financial Instruments - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	$ 300		$ 300		$ 300
Cumulative estimated gain losses on termination of forward contracts					100
Gain losses on cash flow hedges net of tax	205	$ 78	$ 60	$ 150	247	$ 545	$ (815)
Accumulated fair value hedge adjustment on hedged item included in carrying amount liabilities					$ 200	500	900
Percentage change in rate of interest percentage			1.00%		1.00%
Estimated increase decrease in annual interest expense			$ 800		$ 700
Cash and cash equivalents	147,078	$ 98,972	147,078	$ 98,972	172,758	95,676	$ 96,255	$ 133,214	$ 110,642	$ 326,864
Financial liabilities, at fair value	200		200		180	371
Bank And Asset Based Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Loans received	78,400		78,400		67,900
Debt instrument unused borrowing capacity	678,700		$ 678,700		$ 681,500
Bank Facility Asset Facility And Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Net debt to earnings before interest tax depreciation and amortization			36		1
Maximum net debt to earnings before interest tax depreciation and amortization			3		3
Actual interest coverage ratio			9		8
Minimum interest coverage ratio			3		3
Investment In Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value					$ 27,500	25,700
Investment In Preferred Shares [Member] | Long Term Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized costs					$ 24,200	$ 22,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue					10.00%	10.00%
Percentage of accounts receivable and contract assets					10.00%	10.00%
Bottom of range [member] | Investment In Preferred Shares [Member] | Long Term Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized costs	25,900		$ 25,900		$ 24,200
Top of range [member] | Investment In Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	25,000		25,000		27,500
Foreign Currency [Member]
Disclosure of detailed information about financial instruments [line items]
Gain losses on cash flow hedges net of tax			43,000
Senior Unsecured Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized costs					280,300
Financial liabilities, at fair value					280,295	$ 284,605
Senior Unsecured Notes [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized costs	270,500		270,500		266,900
Senior Unsecured Notes [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized costs	$ 261,500		$ 261,500		$ 280,300
Senior Unsecured Notes [Member] | Discount rate, measurement input [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average discount rate	5.9		5.9		3.5